NOTE 3: SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Net Parent's Investment (Policies)	11 Months Ended
Nov. 30, 2017
SDA Mill, Audited
Net Parent's Investment	b)Net Parent’s Investment In the accompanying combined balance sheets, net parent investment represent Rose’s historical investment in the Company, and the Company’s accumulated net losses.